Schedule of Financing Lease Expenses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Depreciation	$ 11,050	$ 14,933	$ 25,600	$ 25,600
Interest on lease liabilities	879	1,188	1,920	1,920
Total financing lease expenses	$ 11,929	$ 16,121	$ 27,520	$ 27,520